Liability for Pension and Other Retirement Benefits (Details 6)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic plans [Member]
Weighted-average assumptions for net periodic benefit cost
Discount rate	2.00%	2.00%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.80%	3.90%	3.90%
Assumed rate of increase in future compensation levels	2.60%	2.40%	2.00%
Expected long-term rate of return on plan assets	1.90%	1.90%	1.90%
Foreign plans [Member]
Weighted-average assumptions for net periodic benefit cost
Discount rate	6.00%	6.90%	6.70%
Assumed rate of increase in future compensation levels (Point-based benefit system)	0.00%	0.00%	0.00%
Assumed rate of increase in future compensation levels	4.40%	4.10%	4.40%
Expected long-term rate of return on plan assets	7.20%	7.60%	7.50%